17 Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	R$ 17,908,424	R$ 19,010,184
Property, plant and equipment, Accumulated depreciation	(8,412,964)	(8,418,081)
Property, plant and equipment, net	9,495,460	10,592,103
In Service [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	17,298,078	18,437,598
Property, plant and equipment, Accumulated depreciation	(8,412,964)	(8,418,081)
Property, plant and equipment, net	8,885,114	10,019,517
In Service [member] | Furniture And Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	22,314	22,415
Property, plant and equipment, Accumulated depreciation	(15,498)	(14,466)
Property, plant and equipment, net	6,816	7,949
In Service [member] | Impairment (17.5) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	(925,521)	(961,177)
Property, plant and equipment, Accumulated depreciation
Property, plant and equipment, net	(925,521)	(961,177)
In Service [member] | Special Obligations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	(332)	(78)
Property, plant and equipment, Accumulated depreciation	81	35
Property, plant and equipment, net	(251)	(43)
In Service [member] | Vehicles and Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	44,617	47,960
Property, plant and equipment, Accumulated depreciation	(42,725)	(44,876)
Property, plant and equipment, net	1,892	3,084
In Service [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	490,177	490,071
Property, plant and equipment, Accumulated depreciation	(38,269)	(27,651)
Property, plant and equipment, net	451,908	462,420
In Service [member] | Machinery and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	7,644,171	8,875,458
Property, plant and equipment, Accumulated depreciation	(2,619,939)	(2,871,568)
Property, plant and equipment, net	5,024,232	6,003,890
In Service [member] | Reservoirs, Dams and Aqueducts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	8,081,989	8,082,238
Property, plant and equipment, Accumulated depreciation	(4,600,598)	(4,405,546)
Property, plant and equipment, net	3,481,391	3,676,692
In Service [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	1,968,591	1,962,033
Property, plant and equipment, Accumulated depreciation	(1,096,016)	(1,054,009)
Property, plant and equipment, net	872,575	908,024
In Service [member] | Impairment (17.6) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	(27,928)	(81,322)
Property, plant and equipment, Accumulated depreciation
Property, plant and equipment, net	(27,928)	(81,322)
In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	610,346	572,586
Property, plant and equipment, Accumulated depreciation
Property, plant and equipment, net	610,346	572,586
In Progress [member] | Impairment (17.5) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	(120,308)	(122,261)
Property, plant and equipment, Accumulated depreciation
Property, plant and equipment, net	(120,308)	(122,261)
In Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	734,507	700,172
Property, plant and equipment, Accumulated depreciation
Property, plant and equipment, net	734,507	700,172
In Progress [member] | Impairment (17.6) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	(3,853)	(5,325)
Property, plant and equipment, Accumulated depreciation
Property, plant and equipment, net	R$ (3,853)	R$ (5,325)